Property, Plant and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments to acquire property, plant and equipment	¥ 6,587	¥ 8,532
Impairment loss	¥ 43,708	10,959	¥ 79,947
Percentage of Discount Rate for Estimated Recoverable Amount of Assets	5.00%
Assets For Rent [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	¥ 28,279
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	14,092	¥ 9,053
Buildings [member] | SMBC Retail Banking Unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	¥ 5,016